787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

May 9, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Interactive Data Corporation
Registration Statement on Form S-4

Ladies and Gentleman:

On behalf of Interactive Data Corporation (the “Registrant”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) the Registrant’s Registration Statement on Form S-4 relating to its offer to exchange up to $700,000,000 in aggregate principal amount of registered 10  1/4% Senior Notes due 2018 of the Registrant for all outstanding 10  1/4% Senior Notes due 2018 of the Registrant.

The Registrant has sent $81,270 by wire transfer to the Commission’s account at US Bank in payment for the required registration fee.

Should members of the Commission’s staff have any questions or comments concerning the enclosed materials, please contact the undersigned at (212) 728-8747 or Gregory B. Astrachan at (212) 728-8608.

Very truly yours,

/s/ Manuel A. Miranda

Manuel A. Miranda

Enclosures

NEW YORK         WASHINGTON         PARIS         LONDON         MILAN         ROME         FRANKFURT         BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh